Shareholder Report, Line Graph (Details) 194062_Innovator U.S. Small Cap Power Buffer ETF - September_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Aug. 30, 2024	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - September
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator U.S. Small Cap Power Buffer ETF - September NAV
Accumulated Value	$ 9,998	$ 10,000	$ 10,945
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Total Return Index
Accumulated Value	9,924	10,000	$ 11,355
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000
Accumulated Value	$ 9,905	$ 10,000	$ 11,180